UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1. Name and address of issuer:

            Eclipse Funds Inc.
            51 Madison Avenue
            New York, NY 10010

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     1.  MainStay 130/30 Core Fund - All Classes
     2.  MainStay 130/30 Growth Fund - All Classes
     3.  MainStay 130/30 International Fund - All Classes
     4.  MainStay All Cap Growth Fund - All Classes
     5.  MainStay All Cap Value Fund - All Classes
     6.  MainStay Cash Reserves Fund - All Classes
     7.  MainStay Conservative Allocation Fund - All Classes
     8.  MainStay Floating Rate Fund - All Classes
     9.  MainStay Growth Allocation Fund - All Classes
     10. MainStay Growth Equity Fund  - All Classes
     11. MainStay Income Manager Fund - All Classes
     12. MainStay Indexed Bond Fund - All Classes
     13. MainStay Intermediate Term Bond Fund - All Classes
     14. MainStay Large Cap Opportunity Fund - All Classes
     15. MainStay Moderate Allocation Fund - All Classes
     16. MainStay Moderate Growth Allocation Fund - All Classes
     17. MainStay Retirement 2010 Fund - All Classes
     18. MainStay Retirement 2020 Fund - All Classes
     19. MainStay Retirement 2030 Fund - All Classes
     20. MainStay Retirement 2040 Fund - All Classes
     21. MainStay Retirement 2050 Fund - All Classes
     22. MainStay S&P 500 Index Fund - All Classes
     23. MainStay Short Term Bond Fund - All Classes

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3. Investment Company Act File Number: 811-06175

   Securities Act File Number:         033-36962

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4(a). Last day of fiscal year for which this Form is filed: 10/31/07

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.

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5. Calculation of registration fee:

      (i) Aggregate sale price of securities
      sold during the fiscal year pursuant to
      section 24(f):                                      $3,275,732,710
                                                          --------------

      (ii) Aggregate price of securities
      redeemed or repurchased during the
      fiscal year:                                        $2,614,835,188
                                                          --------------

      (iii) Aggregate price of securities
      redeemed or repurchased during any prior
      fiscal year ending no earlier than
      October 11, 1995 that were not
      previously used to reduce registration
      fees payable to the Commission:                     $ 0
                                                          ------------

      (iv) Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                       -$2,614,835,188
                                                          ---------------

      (v) Net sales - if Item 5(i) is greater
      than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:                                    $660,897,522
                                                          ------------

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      (vi) Redemption credits available for
      use in future years -- if Item 5(i) is
      less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:                              $0
                                                          ----------------

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      (vii) Multiplier for determining
      registration fee (See Instruction C.9):             x 0.00003930
                                                          ----------------

      (viii) Registration fee due [multiply
      Item 5(v) by Item 5(vii)] (enter "0" if
      no fee is due):                                     = $25,973.27
                                                          ================

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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                          $[ ]
                                                          ---------

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8. Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:
                                                          = $[ ]
                                                          =========

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: January 28, 2008

            Method of Delivery:

            [X]    Wire Transfer
            [ ]    Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*              /s/ Jack R. Benintende
                                       ----------------------------------

                                       Jack R. Benintende
                                       ----------------------------------

                                       Treasurer and Principal Financial and
                                       Accounting Officer
                                       ----------------------------------

Date: January 25, 2008


*Please print the name and title of the signing officer below the signature.